Fair Value of Financial Instruments - Summary of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 07, 2017
Liabilities
Contingent liability for Essentialis purchase price	$ 5,649			$ 5,082
Series A Warrant Liability [Member]
Liabilities
Warrant liability	49	$ 203	$ 58	70
Series C Warrant [Member]
Liabilities
Warrant liability	0			6
2017 PIPE Warrant Liability [Member]
Liabilities
Warrant liability	4,563			5,076
2018 PIPE Warrant Liability [Member]
Liabilities
Warrant liability	600
Convertible preferred stock warrant liability [Member] | Series A Warrant Liability [Member]
Liabilities
Warrant liability	49
Fair Value, Measurements, Recurring [Member]
Liabilities
Total common stock warrant and contingent consideration liability	10,861			10,234
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | Series A Warrant Liability [Member]
Liabilities
Warrant liability	49			70
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | Series C Warrant [Member]
Liabilities
Warrant liability				6
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | 2017 PIPE Warrant Liability [Member]
Liabilities
Warrant liability	4,563			5,076
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | 2018 PIPE Warrant Liability [Member]
Liabilities
Warrant liability	600
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities
Total common stock warrant and contingent consideration liability	49			70
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | Series A Warrant Liability [Member]
Liabilities
Warrant liability	49			70
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities
Total common stock warrant and contingent consideration liability	10,812			10,164
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | Series C Warrant [Member]
Liabilities
Warrant liability				6
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | 2017 PIPE Warrant Liability [Member]
Liabilities
Warrant liability	4,563			5,076
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | 2018 PIPE Warrant Liability [Member]
Liabilities
Warrant liability	600
Essentialis, Inc. [Member]
Liabilities
Contingent liability for Essentialis purchase price					$ 2,590
Essentialis, Inc. [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities
Contingent liability for Essentialis purchase price	5,649			5,082
Essentialis, Inc. [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities
Contingent liability for Essentialis purchase price	$ 5,649			$ 5,082